Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 09-Jun-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	1
Distribution Date	09-Jun-08
Record Date	06-Jun-08

Dates Covered	From and Including	To and Including
Collections Period	01-May-08	31-May-08
Accrual Period	19-May-08	08-Jun-08
30/360 Days	19
Actual/360 Days	21

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	82,592	$1,580,000,948.19
Collections of Installment Principal		28,424,627.51
Collections Attributable to Full Payoffs		16,776,544.38
Principal Amount of Repurchases		15,429.61
Principal Amount of Gross Losses		21,828.38

Pool Balance — End of Period(EOP)	81,431	$1,534,762,518.31

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	97.14%

Ending Overcollateralization(O/C) Amount	$84,017,696.25
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.791%

Cumulative Net Losses	$17,198.99
Net Loss Ratio (3 mos weighted avg.)	0.013%
Cumulative Recovery Ratio	21.208%

	$Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	19,217,844.66	1.252%	1,014
61-90 Days Delinquent	56,077.57	0.004%	4
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	693,275.94	0.045%	25

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	749,353.51
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.04883%

	Current Month	Prior Month
Weighted Average A.P.R.	7.613%	0.000%
Weighted Average Remaining Term (months)	55.86	—
Weighted Average Seasoning (months)	10.95	—

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$28,424,627.51	Pool Balance	$1,534,762,518.31
Collections Attributable to Full Payoffs	16,776,544.38	Yield Supplement O/C Amount	(71,851,961.48)

Cash Sources		O/C Release (Prospectus pg S31-S32)

Principal Amount of Repurchases	15,429.61	Adjusted Pool Balance	$1,462,910,556.83
Recoveries on Loss Accounts	4,629.39
Collections of Interest	9,807,438.30	Total Securities	$1,450,744,822.06

Investment Earnings	25,764.44
Reserve Account	11,257,500.00	Adjusted O/C Amount	$12,165,734.77
Hedge Receipts	0.00

Total Sources	$66,311,933.63	Target Overcollateralization Amount	$54,859,145.88

Cash Uses
Servicer Fee	$1,316,667.46	O/C Release Period?	No
Hedge Payments (excl. termination payments)	115,489.12

A Note Interest	2,870,533.05	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	311,685.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	184,880.56
Third Priority Principal Distribution Amount	38,089,443.17
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	12,165,734.77
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$66,311,933.63

Administrative Payment
Total Principal and Interest Sources	$66,311,933.63
Investment Earnings in Trust Account	(25,764.44)
Hedge Receipts	(0.00)

Daily Collections Remitted	(55,010,861.41)

Servicer Fee (withheld)	(1,316,667.46)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	$(1,298,859.68)

Cash Reserve in Trust Account	(11,257,500.00)

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 325,000,000.00 @ 2.80413%	325,000,000.00	274,744,822.06	50,255,177.94	154.6313167	531,616.31	1.6357425
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	392,112.50	2.0108333
Class A-2b 370,000,000.00 @ 3.4275%	370,000,000.00	370,000,000.00	0.00	0.0000000	739,768.75	1.9993750
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	509,595.83	2.4858333
Class A-3b 105,000,000.00 @ 3.9775%	105,000,000.00	105,000,000.00	0.00	0.0000000	243,621.88	2.3202084
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	352,376.11	2.8077778
Class A-4b 40,000,000.00 @ 4.3475%	40,000,000.00	40,000,000.00	0.00	0.0000000	101,441.67	2.5360418
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	311,685.50	3.4516667
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	184,880.56	4.0902779

Total Notes	$1,501,000,000.00	$1,450,744,822.06	$50,255,177.94		$3,367,099.11

*	Class A-1 , A-2b, A-3b and A-4b Interest is computed on an Actual/360 Basis. Days in current period 21